Tax - Disclosure of movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	£ 7,419	£ 8,947
Liabilities, beginning balance	(1,481)	(1,972)
Deferred tax liability (asset) before offsetting, beginning balance	5,938	6,975
Income statement	(93)	(56)	£ (438)
Other comprehensive income and reserves	462	(890)
Other movements	(4)	(91)
Assets, ending balance	7,630	7,419	8,947
Liabilities, ending balance	(1,327)	(1,481)	(1,972)
Deferred tax liability (asset) before offsetting, ending balance	6,303	5,938	6,975
Share-based payments and deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	449	433
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	449	433
Income statement	(34)	43
Other comprehensive income and reserves	110	(14)
Other movements	9	(13)
Assets, ending balance	534	449	433
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	534	449	433
Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	38	40
Liabilities, beginning balance	(1,014)	(1,315)
Deferred tax liability (asset) before offsetting, beginning balance	(976)	(1,275)
Income statement	4	(26)
Other comprehensive income and reserves	118	327
Other movements	0	(2)
Assets, ending balance	43	38	40
Liabilities, ending balance	(897)	(1,014)	(1,315)
Deferred tax liability (asset) before offsetting, ending balance	(854)	(976)	(1,275)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,477	2,875
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	1,477	2,875
Income statement	0	0
Other comprehensive income and reserves	(269)	(1,398)
Other movements	2	0
Assets, ending balance	1,223	1,477	2,875
Liabilities, ending balance	(13)	0	0
Deferred tax liability (asset) before offsetting, ending balance	1,210	1,477	2,875
Fair value through other comprehensive income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	571	675
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	571	675
Income statement	0	(26)
Other comprehensive income and reserves	194	(78)
Other movements	0	0
Assets, ending balance	765	571	675
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	765	571	675
Fixed asset timing differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,277	1,296
Liabilities, beginning balance	(124)	(77)
Deferred tax liability (asset) before offsetting, beginning balance	1,153	1,219
Income statement	159	(63)
Other comprehensive income and reserves	0	0
Other movements	6	(3)
Assets, ending balance	1,435	1,277	1,296
Liabilities, ending balance	(117)	(124)	(77)
Deferred tax liability (asset) before offsetting, ending balance	1,318	1,153	1,219
Loan impairment allowance
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	628	702
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	628	702
Income statement	(110)	(43)
Other comprehensive income and reserves	0	0
Other movements	(19)	(31)
Assets, ending balance	499	628	702
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	499	628	702
Own credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	85	0
Liabilities, beginning balance	0	(190)
Deferred tax liability (asset) before offsetting, beginning balance	85	(190)
Income statement	1	0
Other comprehensive income and reserves	308	273
Other movements	0	2
Assets, ending balance	394	85	0
Liabilities, ending balance	0	0	(190)
Deferred tax liability (asset) before offsetting, ending balance	394	85	(190)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,146	1,280
Liabilities, beginning balance	(343)	(390)
Deferred tax liability (asset) before offsetting, beginning balance	803	890
Income statement	101	(46)
Other comprehensive income and reserves	1	0
Other movements	(2)	(41)
Assets, ending balance	1,203	1,146	1,280
Liabilities, ending balance	(300)	(343)	(390)
Deferred tax liability (asset) before offsetting, ending balance	903	803	890
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets, beginning balance	1,748	1,646
Liabilities, beginning balance	0	0
Deferred tax liability (asset) before offsetting, beginning balance	1,748	1,646
Income statement	(214)	105
Other comprehensive income and reserves	0	0
Other movements	0	(3)
Assets, ending balance	1,534	1,748	1,646
Liabilities, ending balance	0	0	0
Deferred tax liability (asset) before offsetting, ending balance	£ 1,534	£ 1,748	£ 1,646